Eaton Vance

Floating-Rate 2022 Target Term Trust

March 31, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 0.8%

Security	Shares	Value
Containers and Glass Products — 0.0%(1)
LG Newco Holdco, Inc.(2)(3)	45,462	$79,559

		$79,559

Electronics/Electrical — 0.5%
Software Luxembourg Holding S.A.(2)(3)	5,496	$961,800

		$961,800

Entertainment — 0.0%(1)
Cineworld Group PLC(2)(3)	49,861	$37,799

		$37,799

Health Care — 0.2%
Akorn Holding Company, LLC, Class A(2)(3)	19,009	$301,768

		$301,768

Nonferrous Metals/Minerals — 0.0%(1)
ACNR Holdings, Inc., Class A(2)(3)	1,237	$18,555

		$18,555

Oil and Gas — 0.0%(1)
McDermott International, Ltd.(2)(3)	35,449	$28,359

		$28,359

Telecommunications — 0.1%
Gee Acquisition Holdings Corp.(2)(3)(4)	12,919	$257,992

		$257,992

Total Common Stocks (identified cost $1,479,876)		$1,685,832

Corporate Bonds — 7.5%

Security	Principal Amount (000’s omitted)	Value
Aerospace and Defense — 0.9%
Air Canada, 7.75%, 4/15/21(5)	$190	$190,371
American Airlines Group, Inc., 5.00%, 6/1/22(5)	500	491,875
Bombardier, Inc., 6.125%, 1/15/23(5)	1,000	1,042,250
United Airlines Holdings, Inc., 4.25%, 10/1/22	250	254,687

		$1,979,183

Automotive — 0.3%
ZF North America Capital, Inc., 4.50%, 4/29/22(5)	$545	$558,625

		$558,625

Building and Development — 0.2%
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.875%, 4/15/23(5)	$500	$532,447

		$532,447

Security	Principal Amount (000’s omitted)	Value
Cable and Satellite Television — 0.4%
CSC Holdings, LLC, 5.875%, 9/15/22	$925	$978,446

		$978,446

Financial Intermediaries — 1.6%
Ally Financial, Inc., 4.625%, 5/19/22	$1,000	$1,044,560
Ford Motor Credit Co., LLC:
3.087%, 1/9/23	925	941,747
5.875%, 8/2/21	321	325,719
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.25%, 2/1/22	189	189,472
Navient Corp., 5.50%, 1/25/23	1,007	1,047,909

		$3,549,407

Food/Drug Retailers — 0.0%(1)
Safeway, Inc., 4.75%, 12/1/21	$9	$9,158

		$9,158

Internet Software & Services — 0.5%
Netflix, Inc., 5.50%, 2/15/22	$1,000	$1,041,875

		$1,041,875

Lodging and Casinos — 0.1%
MGM Resorts International, 6.00%, 3/15/23	$310	$332,475

		$332,475

Oil and Gas — 0.6%
Energy Transfer Operating, L.P., 4.25%, 3/15/23	$1,000	$1,056,223
Ovintiv Exploration, Inc., 5.75%, 1/30/22	155	160,112

		$1,216,335

Real Estate Investment Trusts (REITs) — 0.4%
Service Properties Trust, 5.00%, 8/15/22	$770	$783,421

		$783,421

Surface Transport — 0.5%
DAE Funding, LLC, 5.25%, 11/15/21(5)	$1,000	$1,020,000

		$1,020,000

Technology — 0.1%
Dell International, LLC/EMC Corp., 5.875%, 6/15/21(5)	$293	$293,733

		$293,733

Telecommunications — 1.7%
Hughes Satellite Systems Corp., 7.625%, 6/15/21	$1,000	$1,012,750
Sprint Communications, Inc., 6.00%, 11/15/22	1,500	1,606,875
T-Mobile USA, Inc., 6.00%, 3/1/23	1,000	1,007,500

		$3,627,125

Utilities — 0.2%
TerraForm Power Operating, LLC, 4.25%, 1/31/23(5)	$525	$543,047

		$543,047

Total Corporate Bonds (identified cost $16,022,931)		$16,465,277

Preferred Stocks — 0.2%

Security	Shares	Value
Containers and Glass Products — 0.2%
LG Newco Holdco, Inc.(2)(3)	6,887	$378,760

		$378,760

Nonferrous Metals/Minerals — 0.0%(1)
ACNR Holdings, Inc., 15.00% (PIK)(2)(3)	584	$51,684

		$51,684

Total Preferred Stocks (identified cost $361,544)		$430,444

Senior Floating-Rate Loans — 140.2%(6)

Borrower Description	Principal Amount (000’s omitted)	Value
Aerospace and Defense — 2.6%
AI Convoy (Luxembourg) S.a.r.l., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), 1/17/27	$272	$272,463
Dynasty Acquisition Co., Inc.:
Term Loan, 3.703%, (3 mo. USD LIBOR + 3.50%), 4/6/26	355	344,378
Term Loan, 3.703%, (3 mo. USD LIBOR + 3.50%), 4/6/26	660	640,544
Spirit Aerosystems, Inc., Term Loan, 6.00%, (1 mo. USD LIBOR + 5.25%, Floor 0.75%), 1/15/25	175	176,090
TransDigm, Inc.:
Term Loan, 2.359%, (1 mo. USD LIBOR + 2.25%), 8/22/24	1,186	1,166,451
Term Loan, 2.359%, (1 mo. USD LIBOR + 2.25%), 12/9/25	2,889	2,832,180
WP CPP Holdings, LLC, Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 4/30/25	244	238,297

		$5,670,403

Air Transport — 0.6%
JetBlue Airways Corporation, Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), 6/17/24	$168	$172,789
Mileage Plus Holdings, LLC, Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), 6/21/27	300	319,354
SkyMiles IP, Ltd., Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 10/20/27	825	867,642

		$1,359,785

Automotive — 4.8%
Adient US, LLC, Term Loan, 4.38%, (USD LIBOR + 4.25%), 5/6/24(7)	$516	$516,457
Autokiniton US Holdings, Inc.:
Term Loan, 6.484%, (1 mo. USD LIBOR + 6.375%), 5/22/25	292	292,115
Term Loan, 3/29/28(8)	500	498,750
Bright Bidco B.V., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), 6/30/24	733	563,411
Chassix, Inc., Term Loan, 6.50%, (USD LIBOR + 5.50%, Floor 1.00%), 11/15/23(7)	242	230,991
Clarios Global L.P., Term Loan, 3.359%, (1 mo. USD LIBOR + 3.25%), 4/30/26	1,378	1,372,831
Garrett LX III S.a.r.l., Term Loan, 5.75%, (USD Prime + 2.50%), 9/27/25	98	98,404
Garrett Motion, Inc., DIP Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 4/30/21	10	10,311
Gates Global, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 2.75%, Floor 0.75%), 3/31/27	2,331	2,328,193
IAA, Inc., Term Loan, 2.375%, (1 mo. USD LIBOR + 2.25%), 6/28/26	217	216,021
Les Schwab Tire Centers, Term Loan, 4.25%, (6 mo. USD LIBOR + 3.50%, Floor 0.75%), 11/2/27	1,047	1,050,866

Borrower Description	Principal Amount (000’s omitted)	Value
Tenneco, Inc., Term Loan, 3.109%, (1 mo. USD LIBOR + 3.00%), 10/1/25	$1,393	$1,360,726
Thor Industries, Inc., Term Loan, 3.201%, (3 mo. USD LIBOR + 3.00%), 2/1/26	409	410,028
TI Group Automotive Systems, LLC, Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 12/16/24	1,057	1,056,353
Truck Hero, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 1/31/28	475	475,000

		$10,480,457

Beverage and Tobacco — 0.3%
Arterra Wines Canada, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 11/24/27	$399	$399,997
City Brewing Company, LLC, Term Loan, 4/5/28(8)	325	323,375

		$723,372

Brokerage/Securities Dealers/Investment Houses — 0.6%
Advisor Group, Inc., Term Loan, 4.615%, (1 mo. USD LIBOR + 4.50%), 7/31/26	$420	$419,912
Hudson River Trading, LLC, Term Loan, 3.14%, (1 mo. USD LIBOR + 3.00%), 3/17/28	825	818,813

		$1,238,725

Building and Development — 5.4%
ACProducts, Inc., Term Loan, 7.50%, (6 mo. USD LIBOR + 6.50%, Floor 1.00%), 8/18/25	$171	$174,677
Advanced Drainage Systems, Inc., Term Loan, 2.375%, (1 mo. USD LIBOR + 2.25%), 7/31/26	79	78,992
American Builders & Contractors Supply Co., Inc., Term Loan, 2.109%, (1 mo. USD LIBOR + 2.00%), 1/15/27	936	930,077
American Residential Services, LLC, Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 10/15/27	224	224,438
APi Group DE, Inc.:
Term Loan, 2.609%, (1 mo. USD LIBOR + 2.50%), 10/1/26	568	566,836
Term Loan, 2.859%, (1 mo. USD LIBOR + 2.75%), 10/1/26	125	124,220
Beacon Roofing Supply, Inc., Term Loan, 2.359%, (1 mo. USD LIBOR + 2.25%), 1/2/25	120	119,454
Brookfield Property REIT, Inc., Term Loan, 2.609%, (1 mo. USD LIBOR + 2.50%), 8/27/25	366	350,010
Core & Main L.P., Term Loan, 3.75%, (3 mo. USD LIBOR + 2.75%, Floor 1.00%), 8/1/24	1,623	1,620,244
Cornerstone Building Brands, Inc., Term Loan, 3.856%, (1 mo. USD LIBOR + 3.75%), 4/12/25	292	292,591
CP Atlas Buyer, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 11/23/27	475	472,588
Cushman & Wakefield U.S. Borrower, LLC, Term Loan, 2.859%, (1 mo. USD LIBOR + 2.75%), 8/21/25	2,151	2,113,136
Foundation Building Materials Holding Company, LLC, Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 2/3/28	475	471,289
LSF11 Skyscraper Holdco S.a.r.l., Term Loan, 9/29/27(8)	325	325,000
MI Windows and Doors, LLC, Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 12/18/27	175	175,326
Park River Holdings, Inc., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.25%, Floor 0.75%), 12/28/27	250	249,040
Quikrete Holdings, Inc., Term Loan, 2.609%, (1 mo. USD LIBOR + 2.50%), 2/1/27	1,909	1,897,846
Werner FinCo L.P., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), 7/24/24	845	841,510
White Cap Buyer, LLC, Term Loan, 4.50%, (6 mo. USD LIBOR + 4.00%, Floor 0.50%), 10/19/27	873	872,207

		$11,899,481

Borrower Description	Principal Amount (000’s omitted)	Value
Business Equipment and Services — 10.4%
Adevinta ASA, Term Loan, 4/20/28(8)	$125	$125,254
Adtalem Global Education, Inc., Term Loan, 3.109%, (1 mo. USD LIBOR + 3.00%), 4/11/25	146	144,963
AlixPartners, LLP, Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 2/4/28	600	598,417
Allied Universal Holdco, LLC, Term Loan, 4.359%, (1 mo. USD LIBOR + 4.25%), 7/10/26	1,308	1,306,556
Amentum Government Services Holdings, LLC, Term Loan, 3.609%, (1 mo. USD LIBOR + 3.50%), 1/29/27	372	369,396
AppLovin Corporation, Term Loan, 3.609%, (1 mo. USD LIBOR + 3.50%), 8/15/25	1,842	1,842,637
ASGN Incorporated., Term Loan, 1.859%, (1 mo. USD LIBOR + 1.75%), 4/2/25	104	104,674
Asplundh Tree Expert, LLC, Term Loan, 1.859%, (1 mo. USD LIBOR + 1.75%), 9/7/27	473	471,992
Belfor Holdings, Inc., Term Loan, 4.109%, (1 mo. USD LIBOR + 4.00%), 4/6/26	197	196,991
Bracket Intermediate Holding Corp., Term Loan, 4.488%, (3 mo. USD LIBOR + 4.25%), 9/5/25	341	340,823
Camelot U.S. Acquisition 1 Co.:
Term Loan, 3.109%, (1 mo. USD LIBOR + 3.00%), 10/30/26	716	711,314
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), 10/30/26	449	448,875
Cardtronics USA, Inc., Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), 6/29/27	223	223,871
CCC Information Services, Inc., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), 4/29/24	904	904,582
Ceridian HCM Holding, Inc., Term Loan, 2.581%, (1 week USD LIBOR + 2.50%), 4/30/25	561	553,792
Constant Contact, Inc.:
Term Loan, 0.50%, 2/10/28(9)	154	152,762
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/10/28	571	568,613
Deerfield Dakota Holding, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 4/9/27	794	795,985
EAB Global, Inc., Term Loan, 4.75%, (6 mo. USD LIBOR + 3.75%, Floor 1.00%), 11/15/24	534	532,611
Endure Digital, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 2/10/28	1,175	1,171,818
First Advantage Holdings, LLC, Term Loan, 3.109%, (1 mo. USD LIBOR + 3.00%), 1/31/27	348	346,071
Garda World Security Corporation, Term Loan, 4.37%, (1 mo. USD LIBOR + 4.25%), 10/30/26	532	533,363
Grab Holdings, Inc., Term Loan, 5.50%, (6 mo. USD LIBOR + 4.50%, Floor 1.00%), 1/29/26	900	918,000
Greeneden U.S. Holdings II, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 12/1/27	350	350,350
IG Investment Holdings, LLC, Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), 5/23/25	170	170,379
IRI Holdings, Inc., Term Loan, 4.359%, (1 mo. USD LIBOR + 4.25%), 12/1/25	611	611,319
Iron Mountain, Inc., Term Loan, 1.859%, (1 mo. USD LIBOR + 1.75%), 1/2/26	340	335,468
Ivanti Software, Inc.:
Term Loan, 4.75%, (1 week USD LIBOR + 4.00%, Floor 0.75%), 12/1/27	275	274,313
Term Loan, 5.75%, (3 mo. USD LIBOR + 4.75%, Floor 1.00%), 12/1/27	1,050	1,056,300
KAR Auction Services, Inc., Term Loan, 2.375%, (1 mo. USD LIBOR + 2.25%), 9/19/26	246	242,043
KUEHG Corp., Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 2/21/25	1,372	1,344,653
Loire Finco Luxembourg S.a.r.l., Term Loan, 3.109%, (1 mo. USD LIBOR + 3.00%), 4/21/27	124	122,876
Nielsen Consumer, Inc., Term Loan, 4.103%, (1 mo. USD LIBOR + 4.00%), 3/6/28	275	274,381
Packaging Coordinators Midco, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 11/30/27	475	475,371

Borrower Description	Principal Amount (000’s omitted)	Value
Pike Corporation, Term Loan, 3.13%, (1 mo. USD LIBOR + 3.00%), 1/21/28	$175	$174,859
Prime Security Services Borrower, LLC, Term Loan, 3.50%, (USD LIBOR + 2.75%, Floor 0.75%), 9/23/26(7)	995	991,935
Red Ventures, LLC, Term Loan, 2.609%, (1 mo. USD LIBOR + 2.50%), 11/8/24	297	289,930
Sabre GLBL, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 12/17/27	150	151,433
SMG US Midco 2, Inc., Term Loan, 2.682%, (USD LIBOR + 2.50%), 1/23/25(7)	97	92,737
Sotheby’s, Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 1/15/27	247	248,811
Spin Holdco, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 3/1/28	1,675	1,663,275
Vestcom Parent Holdings, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 12/19/23	100	99,367
West Corporation:
Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 10/10/24	122	117,156
Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), 10/10/24	387	375,269

		$22,825,585

Cable and Satellite Television — 4.9%
Altice France S.A.:
Term Loan, 3.794%, (1 mo. USD LIBOR + 3.69%), 1/31/26	$1,258	$1,248,631
Term Loan, 4.198%, (3 mo. USD LIBOR + 4.00%), 8/14/26	491	490,285
Charter Communications Operating, LLC, Term Loan, 1.86%, (1 mo. USD LIBOR + 1.75%), 2/1/27	1,282	1,277,236
CSC Holdings, LLC:
Term Loan, 2.356%, (1 mo. USD LIBOR + 2.25%), 1/15/26	392	387,380
Term Loan, 2.606%, (1 mo. USD LIBOR + 2.50%), 4/15/27	464	459,853
Telenet Financing USD, LLC, Term Loan, 2.106%, (1 mo. USD LIBOR + 2.00%), 4/30/28	1,500	1,483,242
UPC Broadband Holding B.V.:
Term Loan, 2.356%, (1 mo. USD LIBOR + 2.25%), 4/30/28	325	322,405
Term Loan, 3.606%, (1 mo. USD LIBOR + 3.50%), 1/31/29	775	773,962
Term Loan, 3.606%, (1 mo. USD LIBOR + 3.50%), 1/31/29	775	773,962
Virgin Media Bristol, LLC:
Term Loan, 2.606%, (1 mo. USD LIBOR + 2.50%), 1/31/28	3,100	3,076,573
Term Loan, 1/31/29(8)	475	474,830

		$10,768,359

Chemicals and Plastics — 7.1%
Aruba Investments, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 11/24/27	$300	$301,125
Atotech B.V., Term Loan, 3.00%, (3 mo. USD LIBOR + 2.50%, Floor 0.50%), 3/18/28	400	399,312
Axalta Coating Systems US Holdings, Inc., Term Loan, 1.953%, (3 mo. USD LIBOR + 1.75%), 6/1/24	2,482	2,474,065
Charter NEX US, Inc., Term Loan, 5.00%, (1 mo. USD LIBOR + 4.25%, Floor 0.75%), 12/1/27	175	175,533
Ferro Corporation:
Term Loan, 2.453%, (3 mo. USD LIBOR + 2.25%), 2/14/24	60	59,503
Term Loan, 2.453%, (3 mo. USD LIBOR + 2.25%), 2/14/24	61	60,796
Gemini HDPE, LLC, Term Loan, 3.50%, (3 mo. USD LIBOR + 3.00%, Floor 0.50%), 12/31/27	300	299,625
Hexion, Inc., Term Loan, 3.74%, (3 mo. USD LIBOR + 3.50%), 7/1/26	295	295,118
Illuminate Buyer, LLC, Term Loan, 3.609%, (1 mo. USD LIBOR + 3.50%), 6/30/27	324	323,073
INEOS Enterprises Holdings US Finco, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 8/28/26	81	81,170
INEOS Styrolution US Holding, LLC, Term Loan, 3.25%, (3 mo. USD LIBOR + 2.75%, Floor 0.50%), 1/29/26	975	972,806

Borrower Description	Principal Amount (000’s omitted)	Value
INEOS US Finance, LLC, Term Loan, 2.109%, (1 mo. USD LIBOR + 2.00%), 4/1/24	$1,258	$1,246,316
Messer Industries GmbH, Term Loan, 2.703%, (3 mo. USD LIBOR + 2.50%), 3/1/26	983	976,174
Momentive Performance Materials, Inc., Term Loan, 3.36%, (1 mo. USD LIBOR + 3.25%), 5/15/24	663	652,687
NIC Acquisition Corp., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 12/29/27	300	299,063
PMHC II, Inc., Term Loan, 4.50%, (USD LIBOR + 3.50%, Floor 1.00%), 3/31/25(7)	732	715,125
PQ Corporation:
Term Loan, 2.462%, (3 mo. USD LIBOR + 2.25%), 2/7/27	1,153	1,146,175
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), 2/7/27	599	599,993
Pregis TopCo Corporation, Term Loan, 3.859%, (1 mo. USD LIBOR + 3.75%), 7/31/26	247	245,486
Rohm Holding GmbH, Term Loan, 5.228%, (6 mo. USD LIBOR + 5.00%), 7/31/26	148	148,305
Starfruit Finco B.V., Term Loan, 2.86%, (1 mo. USD LIBOR + 2.75%), 10/1/25	1,074	1,059,085
Tronox Finance, LLC:
Term Loan, 9/23/24(8)	1,000	1,000,104
Term Loan, 2.648%, (USD LIBOR + 2.50%), 3/13/28(7)	800	796,334
Venator Materials Corporation, Term Loan, 3.109%, (1 mo. USD LIBOR + 3.00%), 8/8/24	1,255	1,237,251

		$15,564,224

Clothing/Textiles — 0.1%
Protective Industrial Products, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 1/20/28	$225	$224,719

		$224,719

Conglomerates — 0.6%
Penn Engineering & Manufacturing Corp., Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 6/27/24	$1,337	$1,336,843

		$1,336,843

Containers and Glass Products — 4.5%
BWAY Holding Company, Term Loan, 3.443%, (3 mo. USD LIBOR + 3.25%), 4/3/24	$722	$706,922
Flex Acquisition Company, Inc.:
Term Loan, 3.488%, (3 mo. USD LIBOR + 3.25%), 6/29/25	580	571,483
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 2/23/28	2,106	2,084,083
Libbey Glass, Inc., Term Loan, 11.00%, (3 mo. USD LIBOR + 10.00%, Floor 1.00%), 11/12/25	1,370	1,343,910
Proampac PG Borrower, LLC, Term Loan, 5.00%, (USD LIBOR + 4.00%, Floor 1.00%), 11/3/25(7)	816	816,237
Reynolds Consumer Products, LLC, Term Loan, 1.859%, (1 mo. USD LIBOR + 1.75%), 2/4/27	804	800,816
Reynolds Group Holdings, Inc.:
Term Loan, 2.859%, (1 mo. USD LIBOR + 2.75%), 2/5/23	1,661	1,658,167
Term Loan, 3.359%, (1 mo. USD LIBOR + 3.25%), 2/5/26	574	568,006
Ring Container Technologies Group, LLC, Term Loan, 2.859%, (1 mo. USD LIBOR + 2.75%), 10/31/24	339	336,448
TricorBraun Holdings, Inc.:
Term Loan, 0.608%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 3/3/28(9)	46	45,559
Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 3/3/28	204	202,547
Trident TPI Holdings, Inc., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), 10/17/24	754	747,994

		$9,882,172

Borrower Description	Principal Amount (000’s omitted)	Value
Cosmetics/Toiletries — 0.2%
Kronos Acquisition Holdings, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 12/22/26	$499	$492,308

		$492,308

Drugs — 5.0%
Akorn, Inc., Term Loan, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), 10/1/25	$223	$228,726
Albany Molecular Research, Inc.:
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), 8/30/24	724	724,956
Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 8/30/24	100	100,031
Amneal Pharmaceuticals, LLC, Term Loan, 3.625%, (1 mo. USD LIBOR + 3.50%), 5/4/25	1,354	1,331,747
Bausch Health Companies, Inc., Term Loan, 3.109%, (1 mo. USD LIBOR + 3.00%), 6/2/25	379	378,435
Cambrex Corporation, Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 12/4/26	125	124,960
Catalent Pharma Solutions, Inc., Term Loan, 2.50%, (1 mo. USD LIBOR + 2.00%, Floor 0.50%), 2/22/28	319	320,111
Elanco Animal Health Incorporated, Term Loan, 1.865%, (1 mo. USD LIBOR + 1.75%), 8/2/27	752	743,511
Grifols Worldwide Operations USA, Inc., Term Loan, 2.081%, (1 week USD LIBOR + 2.00%), 11/15/27	346	342,208
Horizon Therapeutics USA, Inc., Term Loan, 2.50%, (1 mo. USD LIBOR + 2.00%, Floor 0.50%), 2/26/28	825	823,625
Mallinckrodt International Finance S.A.:
Term Loan, 5.50%, (6 mo. USD LIBOR + 4.75%, Floor 0.75%), 9/24/24	2,814	2,782,728
Term Loan, 5.75%, (6 mo. USD LIBOR + 5.00%, Floor 0.75%), 2/24/25	202	199,959
PPD, Inc., Term Loan, 2.75%, (1 mo. USD LIBOR + 2.25%, Floor 0.50%), 1/13/28	2,800	2,791,468

		$10,892,465

Ecological Services and Equipment — 0.8%
EnergySolutions, LLC, Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 5/9/25	$658	$655,440
GFL Environmental, Inc., Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 5/30/25	789	790,617
TruGreen Limited Partnership, Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 11/2/27	224	224,578
US Ecology Holdings, Inc., Term Loan, 2.609%, (1 mo. USD LIBOR + 2.50%), 11/1/26	99	98,729

		$1,769,364

Electronics/Electrical — 26.9%
Allegro Microsystems, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 9/30/27	$17	$17,286
Applied Systems, Inc.:
Term Loan, 3.50%, (3 mo. USD LIBOR + 3.00%, Floor 0.50%), 9/19/24	3,427	3,419,697
Term Loan - Second Lien, 5.703%, (3 mo. USD LIBOR + 5.50%), 9/19/25	175	176,313
Aptean, Inc., Term Loan, 4.359%, (1 mo. USD LIBOR + 4.25%), 4/23/26	270	268,818
AQA Acquisition Holding, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.25%, Floor 0.50%), 3/3/28	350	351,312
Astra Acquisition Corp., Term Loan, 5.50%, (1 mo. USD LIBOR + 4.75%, Floor 0.75%), 3/1/27	323	324,982
Banff Merger Sub, Inc., Term Loan, 3.859%, (1 mo. USD LIBOR + 3.75%), 10/2/25	2,152	2,145,616
Barracuda Networks, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/12/25	1,103	1,102,796
Buzz Merger Sub, Ltd., Term Loan, 2.859%, (1 mo. USD LIBOR + 2.75%), 1/29/27	223	221,636

Borrower Description	Principal Amount (000’s omitted)	Value
Cambium Learning Group, Inc., Term Loan, 5.25%, (3 mo. USD LIBOR + 4.50%, Floor 0.75%), 12/18/25	$521	$522,049
Celestica, Inc., Term Loan, 2.609%, (1 mo. USD LIBOR + 2.50%), 6/27/25	73	72,409
CentralSquare Technologies, LLC, Term Loan, 3.949%, (3 mo. USD LIBOR + 3.75%), 8/29/25	318	304,821
Cloudera, Inc., Term Loan, 3.25%, (1 mo. USD LIBOR + 2.50%, Floor 0.75%), 12/22/27	250	249,844
Cohu, Inc., Term Loan, 3.109%, (1 mo. USD LIBOR + 3.00%), 10/1/25	196	195,679
CommScope, Inc., Term Loan, 3.359%, (1 mo. USD LIBOR + 3.25%), 4/6/26	690	686,340
Cornerstone OnDemand, Inc., Term Loan, 4.361%, (1 mo. USD LIBOR + 4.25%), 4/22/27	592	593,410
CPI International, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), 7/26/24	683	682,087
Delta TopCo, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 12/1/27	575	575,000
E2open, LLC, Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 10/29/27	350	350,000
ECI Macola Max Holdings, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 11/9/27	449	448,314
Electro Rent Corporation, Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 1/31/24	870	870,163
Energizer Holdings, Inc., Term Loan, 2.75%, (1 mo. USD LIBOR + 2.25%, Floor 0.50%), 12/22/27	434	433,532
Epicor Software Corporation, Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 7/30/27	3,521	3,516,497
EXC Holdings III Corp., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 12/2/24	664	665,443
Finastra USA, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), 6/13/24	2,620	2,571,092
Fiserv Investment Solutions, Inc., Term Loan, 4.189%, (3 mo. USD LIBOR + 4.00%), 2/18/27	223	223,499
Gainwell Acquisition Corp., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 10/1/27	2,347	2,341,195
GlobalLogic Holdings, Inc.:
Term Loan, 2.859%, (1 mo. USD LIBOR + 2.75%), 8/1/25	171	170,880
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 9/14/27	299	299,806
Go Daddy Operating Company, LLC, Term Loan, 2.109%, (1 mo. USD LIBOR + 2.00%), 8/10/27	447	444,601
Hyland Software, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 7/1/24	3,661	3,662,774
Imperva, Inc., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), 1/12/26	249	248,928
Imprivata, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.75%, Floor 0.50%), 12/1/27	475	474,604
Informatica, LLC, Term Loan, 3.359%, (1 mo. USD LIBOR + 3.25%), 2/25/27	2,351	2,335,821
Liftoff Mobile, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 3/17/28	200	199,001
LogMeIn, Inc., Term Loan, 4.854%, (1 mo. USD LIBOR + 4.75%), 8/31/27	773	772,165
MA FinanceCo., LLC:
Term Loan, 2.859%, (1 mo. USD LIBOR + 2.75%), 6/21/24	241	238,137
Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), 6/5/25	716	721,754
MACOM Technology Solutions Holdings, Inc., Term Loan, 2.359%, (1 mo. USD LIBOR + 2.25%), 5/17/24	146	145,178
Marcel LUX IV S.a.r.l.:
Term Loan, 3.359%, (1 mo. USD LIBOR + 3.25%), 3/15/26	591	587,284
Term Loan, 4.75%, (2 mo. USD LIBOR + 4.00%, Floor 0.75%), 12/31/27	175	175,219
Mirion Technologies, Inc., Term Loan, 4.203%, (3 mo. USD LIBOR + 4.00%), 3/6/26	298	299,410
MKS Instruments, Inc., Term Loan, 1.859%, (1 mo. USD LIBOR + 1.75%), 2/2/26	131	131,408
NCR Corporation, Term Loan, 2.72%, (3 mo. USD LIBOR + 2.50%), 8/28/26	367	364,730

Borrower Description	Principal Amount (000’s omitted)	Value
Panther Commercial Holdings L.P., Term Loan, 4.712%, (3 mo. USD LIBOR + 4.50%), 1/7/28	$225	$224,531
PointClickCare Technologies, Inc., Term Loan, 3.75%, (6 mo. USD LIBOR + 3.00%, Floor 0.75%), 12/29/27	250	250,156
Rackspace Hosting, Inc., Term Loan, 3.50%, (3 mo. USD LIBOR + 2.75%, Floor 0.75%), 2/15/28	575	571,191
RealPage, Inc., Term Loan, 2/17/28(8)	900	896,812
Recorded Books, Inc., Term Loan, 4.109%, (1 mo. USD LIBOR + 4.00%), 8/29/25	94	93,828
Redstone Buyer, LLC, Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 9/1/27	648	652,698
Renaissance Holding Corp., Term Loan, 3.359%, (1 mo. USD LIBOR + 3.25%), 5/30/25	796	778,150
Seattle Spinco, Inc., Term Loan, 2.859%, (1 mo. USD LIBOR + 2.75%), 6/21/24	1,626	1,608,201
SkillSoft Corporation:
Term Loan, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), 12/27/24	178	182,630
Term Loan - Second Lien, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), 4/27/25	587	586,414
SolarWinds Holdings, Inc., Term Loan, 2.859%, (1 mo. USD LIBOR + 2.75%), 2/5/24	1,418	1,393,509
Solera, LLC, Term Loan, 2.859%, (1 mo. USD LIBOR + 2.75%), 3/3/23	2,484	2,473,920
Sophia L.P., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 10/7/27	175	174,672
SS&C European Holdings S.a.r.l., Term Loan, 1.859%, (1 mo. USD LIBOR + 1.75%), 4/16/25	275	273,088
SS&C Technologies, Inc., Term Loan, 1.859%, (1 mo. USD LIBOR + 1.75%), 4/16/25	369	365,727
Symplr Software, Inc., Term Loan, 5.25%, (6 mo. USD LIBOR + 4.50%, Floor 0.75%), 12/22/27	325	326,463
Tech Data Corporation, Term Loan, 3.609%, (1 mo. USD LIBOR + 3.50%), 6/30/25	473	474,545
Thoughtworks, Inc., Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 3/23/28	175	175,000
Tibco Software, Inc., Term Loan, 3.86%, (1 mo. USD LIBOR + 3.75%), 6/30/26	1,638	1,623,296
TTM Technologies, Inc., Term Loan, 2.615%, (1 mo. USD LIBOR + 2.50%), 9/28/24	54	53,470
Uber Technologies, Inc.:
Term Loan, 3.609%, (1 mo. USD LIBOR + 3.50%), 4/4/25	1,328	1,323,611
Term Loan, 3.609%, (1 mo. USD LIBOR + 3.50%), 2/16/27	1,924	1,918,764
Ultimate Software Group, Inc. (The):
Term Loan, 3.859%, (1 mo. USD LIBOR + 3.75%), 5/4/26	640	640,206
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.25%, Floor 0.75%), 5/4/26	1,766	1,767,690
Ultra Clean Holdings, Inc., Term Loan, 3.859%, (1 mo. USD LIBOR + 3.75%), 8/27/25	521	523,035
Valkyr Purchaser, LLC, Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 10/29/27	300	301,500
Verifone Systems, Inc., Term Loan, 4.182%, (3 mo. USD LIBOR + 4.00%), 8/20/25	1,100	1,078,404
Veritas US, Inc., Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 9/1/25	1,045	1,047,804
Vero Parent, Inc., Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 8/16/24	1,255	1,258,296
VS Buyer, LLC, Term Loan, 3.109%, (1 mo. USD LIBOR + 3.00%), 2/28/27	446	444,943
Vungle, Inc., Term Loan, 5.609%, (1 mo. USD LIBOR + 5.50%), 9/30/26	271	271,975
Western Digital Corporation, Term Loan, 1.865%, (1 mo. USD LIBOR + 1.75%), 4/29/23	610	610,534

		$58,966,593

Equipment Leasing — 0.8%
Avolon TLB Borrower 1 (US), LLC:
Term Loan, 2.50%, (1 mo. USD LIBOR + 1.75%, Floor 0.75%), 1/15/25	$1,044	$1,042,185
Term Loan, 3.25%, (1 mo. USD LIBOR + 2.50%, Floor 0.75%), 12/1/27	748	749,112

		$1,791,297

Financial Intermediaries — 2.5%
Aretec Group, Inc., Term Loan, 4.359%, (1 mo. USD LIBOR + 4.25%), 10/1/25	$1,496	$1,498,781

Borrower Description	Principal Amount (000’s omitted)	Value
EIG Management Company, LLC, Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/22/25	$97	$97,243
Focus Financial Partners, LLC, Term Loan, 2.109%, (1 mo. USD LIBOR + 2.00%), 7/3/24	1,122	1,110,681
Franklin Square Holdings, L.P., Term Loan, 2.375%, (1 mo. USD LIBOR + 2.25%), 8/1/25	195	194,146
Greenhill & Co., Inc., Term Loan, 3.359%, (1 mo. USD LIBOR + 3.25%), 4/12/24	479	478,817
GreenSky Holdings, LLC:
Term Loan, 3.375%, (1 mo. USD LIBOR + 3.25%), 3/31/25	1,310	1,270,215
Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 3/29/25	199	198,500
Harbourvest Partners, LLC, Term Loan, 2.356%, (1 mo. USD LIBOR + 2.25%), 3/3/25	158	157,314
Victory Capital Holdings, Inc., Term Loan, 2.439%, (2 mo. USD LIBOR + 2.25%), 7/1/26	392	388,359
Virtus Investment Partners, Inc., Term Loan, 3.00%, (6 mo. USD LIBOR + 2.25%, Floor 0.75%), 6/1/24	43	42,722

		$5,436,778

Food Products — 3.1%
Alphabet Holding Company, Inc., Term Loan, 3.609%, (1 mo. USD LIBOR + 3.50%), 9/26/24	$1,351	$1,343,642
B&G Foods, Inc., Term Loan, 2.609%, (1 mo. USD LIBOR + 2.50%), 10/10/26	158	157,633
Badger Buyer Corp., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), 9/30/24	485	470,377
CHG PPC Parent, LLC, Term Loan, 2.857%, (1 mo. USD LIBOR + 2.75%), 3/31/25	195	192,069
Froneri International, Ltd., Term Loan, 2.359%, (1 mo. USD LIBOR + 2.25%), 1/29/27	819	808,513
H Food Holdings, LLC:
Term Loan, 3.796%, (1 mo. USD LIBOR + 3.6875%), 5/23/25	658	653,591
Term Loan, 4.109%, (1 mo. USD LIBOR + 4.00%), 5/23/25	171	170,448
HLF Financing S.a.r.l., Term Loan, 2.609%, (1 mo. USD LIBOR + 2.50%), 8/18/25	414	413,524
JBS USA LUX S.A., Term Loan, 2.109%, (1 mo. USD LIBOR + 2.00%), 5/1/26	2,084	2,072,219
Nomad Foods Europe Midco Limited, Term Loan, 2.356%, (1 mo. USD LIBOR + 2.25%), 5/15/24	245	243,008
Shearer’s Foods, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 9/23/27	174	174,144
Simply Good Foods USA, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 7/7/24	127	127,843

		$6,827,011

Food Service — 2.0%
1011778 B.C. Unlimited Liability Company, Term Loan, 1.859%, (1 mo. USD LIBOR + 1.75%), 11/19/26	$1,802	$1,773,062
Aramark Services, Inc., Term Loan, 1.859%, (1 mo. USD LIBOR + 1.75%), 3/11/25	326	323,517
IRB Holding Corp.:
Term Loan, 3.75%, (USD LIBOR + 2.75%, Floor 1.00%), 2/5/25(7)	804	798,737
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), 12/15/27	648	647,738
US Foods, Inc.:
Term Loan, 1.859%, (1 mo. USD LIBOR + 1.75%), 6/27/23	315	311,380
Term Loan, 2.109%, (1 mo. USD LIBOR + 2.00%), 9/13/26	640	628,913

		$4,483,347

Food/Drug Retailers — 0.1%
BW Gas & Convenience Holdings, LLC, Term Loan, 6.36%, (1 mo. USD LIBOR + 6.25%), 11/18/24	$186	$187,780

		$187,780

Borrower Description	Principal Amount (000’s omitted)	Value
Forest Products — 0.5%
Journey Personal Care Corp., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.25%, Floor 0.75%), 3/1/28	$450	$451,125
Neenah, Inc.:
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), 6/30/27	372	373,118
Term Loan, 3/19/28(8)	175	175,000

		$999,243

Health Care — 14.5%
Accelerated Health Systems, LLC, Term Loan, 3.611%, (1 mo. USD LIBOR + 3.50%), 10/31/25	$220	$219,113
ADMI Corp., Term Loan, 2.865%, (1 mo. USD LIBOR + 2.75%), 4/30/25	1,176	1,161,691
Alliance Healthcare Services, Inc., Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 10/24/23	220	206,358
athenahealth, Inc., Term Loan, 4.453%, (3 mo. USD LIBOR + 4.25%), 2/11/26	962	965,482
Avantor Funding, Inc.:
Term Loan, 3.25%, (1 mo. USD LIBOR + 2.25%, Floor 1.00%), 11/21/24	113	113,303
Term Loan, 3.25%, (1 mo. USD LIBOR + 2.25%, Floor 1.00%), 11/8/27	175	174,846
BioClinica Holding I L.P., Term Loan, 5.25%, (1 mo. USD LIBOR + 4.25%, Floor 1.00%), 10/20/23	722	722,185
BW NHHC Holdco, Inc., Term Loan, 5.189%, (3 mo. USD LIBOR + 5.00%), 5/15/25	389	365,498
Cano Health, LLC:
Term Loan, 4.75%, 11/19/27(9)	134	133,713
Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 11/19/27	365	365,839
CCRR Parent, Inc., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.25%, Floor 0.75%), 3/6/28	200	200,625
Certara L.P., Term Loan, 3.703%, (3 mo. USD LIBOR + 3.50%), 8/15/24	962	962,085
Change Healthcare Holdings, LLC, Term Loan, 3.50%, (USD LIBOR + 2.50%, Floor 1.00%), 3/1/24(7)	1,741	1,740,446
CHG Healthcare Services, Inc., Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), 6/7/23	2,270	2,267,000
CryoLife, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), 12/1/24	169	169,947
DuPage Medical Group Ltd., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.25%, Floor 0.75%), 3/12/28	200	199,350
Ensemble RCM, LLC, Term Loan, 3.962%, (3 mo. USD LIBOR + 3.75%), 8/3/26	546	546,000
Envision Healthcare Corporation, Term Loan, 3.859%, (1 mo. USD LIBOR + 3.75%), 10/10/25	2,472	2,136,241
eResearchTechnology, Inc., Term Loan, 2/4/27(8)	125	125,264
Gentiva Health Services, Inc., Term Loan, 2.875%, (1 mo. USD LIBOR + 2.75%), 7/2/25	841	837,256
GHX Ultimate Parent Corporation, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), 6/28/24	1,348	1,343,085
Greatbatch, Ltd., Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 10/27/22	567	568,174
Hanger, Inc., Term Loan, 3.609%, (1 mo. USD LIBOR + 3.50%), 3/6/25	412	412,379
Inovalon Holdings, Inc., Term Loan, 2.875%, (1 mo. USD LIBOR + 2.75%), 4/2/25	462	459,102
IQVIA, Inc., Term Loan, 1.859%, (1 mo. USD LIBOR + 1.75%), 3/7/24	1,344	1,338,340
MedAssets Software Intermediate Holdings, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 1/28/28	175	174,256
Medical Solutions, LLC, Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 6/14/24	148	148,027
MPH Acquisition Holdings, LLC, Term Loan, 3.75%, (3 mo. USD LIBOR + 2.75%, Floor 1.00%), 6/7/23	1,557	1,550,060
National Mentor Holdings, Inc.:
Term Loan, 0.50%, 2/18/28(9)	82	81,457
Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/18/28	25	24,745

Borrower Description	Principal Amount (000’s omitted)	Value
Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/18/28	$743	$739,646
Navicure, Inc., Term Loan, 4.109%, (1 mo. USD LIBOR + 4.00%), 10/22/26	570	571,673
One Call Corporation, Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), 11/27/22	421	419,359
Ortho-Clinical Diagnostics S.A., Term Loan, 3.359%, (1 mo. USD LIBOR + 3.25%), 6/30/25	1,026	1,025,604
Parexel International Corporation, Term Loan, 2.859%, (1 mo. USD LIBOR + 2.75%), 9/27/24	835	826,087
Phoenix Guarantor, Inc.:
Term Loan, 3.361%, (1 mo. USD LIBOR + 3.25%), 3/5/26	737	732,240
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.75%, Floor 0.50%), 3/5/26	224	223,385
Term Loan, 3/5/26(8)	325	323,476
Project Ruby Ultimate Parent Corp., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 3/3/28	450	448,687
Radiology Partners, Inc., Term Loan, 4.79%, (USD LIBOR + 4.25%), 7/9/25(7)	480	477,195
Select Medical Corporation, Term Loan, 2.36%, (1 mo. USD LIBOR + 2.25%), 3/6/25	2,144	2,135,593
Sotera Health Holdings, LLC, Term Loan, 3.25%, (3 mo. USD LIBOR + 2.75%, Floor 0.50%), 12/11/26	225	224,719
Sound Inpatient Physicians, Term Loan, 2.859%, (1 mo. USD LIBOR + 2.75%), 6/27/25	195	193,831
Sunshine Luxembourg VII S.a.r.l., Term Loan, 10/1/26(8)	450	450,321
Surgery Center Holdings, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), 9/3/24	718	712,306
Team Health Holdings, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 2/6/24	729	680,415
U.S. Anesthesia Partners, Inc., Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), 6/23/24	709	700,749
US Radiology Specialists, Inc., Term Loan, 6.25%, (3 mo. USD LIBOR + 5.50%, Floor 0.75%), 12/10/27	324	325,808
Verscend Holding Corp.:
Term Loan, 4.607%, (1 mo. USD LIBOR + 4.50%), 8/27/25	585	587,296
Term Loan, 8/27/25(8)	275	275,000

		$31,785,257

Home Furnishings — 1.3%
Mattress Firm, Inc., Term Loan, 6.25%, (6 mo. USD LIBOR + 5.25%, Floor 1.00%), 11/26/27	$317	$321,628
Serta Simmons Bedding, LLC:
Term Loan, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), 8/10/23	621	628,952
Term Loan - Second Lien, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), 8/10/23	2,055	1,977,681

		$2,928,261

Industrial Equipment — 6.0%
AI Alpine AT Bidco GmbH, Term Loan, 3.234%, (6 mo. USD LIBOR + 3.00%), 10/31/25	$98	$95,734
Alliance Laundry Systems, LLC, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 10/8/27	449	448,501
Altra Industrial Motion Corp., Term Loan, 2.109%, (1 mo. USD LIBOR + 2.00%), 10/1/25	226	225,187
American Trailer World Corp., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/17/28	225	223,734
Apex Tool Group, LLC, Term Loan, 6.50%, (1 mo. USD LIBOR + 5.25%, Floor 1.25%), 8/1/24	897	898,022
CFS Brands, LLC, Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), 3/20/25	97	93,463
CPM Holdings, Inc., Term Loan, 3.615%, (1 mo. USD LIBOR + 3.50%), 11/17/25	122	119,413

Borrower Description	Principal Amount (000’s omitted)	Value
Delachaux Group S.A., Term Loan, 4.744%, (6 mo. USD LIBOR + 4.50%), 4/16/26	$173	$172,492
DXP Enterprises, Inc., Term Loan, 5.75%, (1 mo. USD LIBOR + 4.75%, Floor 1.00%), 12/16/27	249	249,998
Dynacast International, LLC:
Term Loan, 5.75%, (3 mo. USD LIBOR + 4.75%, Floor 1.00%), 7/19/25	643	638,528
Term Loan, 10.25%, (3 mo. USD LIBOR + 9.25%, Floor 1.00%), 2/4/28	248	257,932
Engineered Machinery Holdings, Inc., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), 7/19/24	1,096	1,093,375
EWT Holdings III Corp., Term Loan, 2.609%, (1 mo. USD LIBOR + 2.50%), 12/20/24	1,675	1,674,559
Filtration Group Corporation:
Term Loan, 3.109%, (1 mo. USD LIBOR + 3.00%), 3/29/25	1,097	1,083,397
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 3/29/25	149	149,511
Gardner Denver, Inc., Term Loan, 1.859%, (1 mo. USD LIBOR + 1.75%), 3/1/27	438	433,939
Granite Holdings US Acquisition Co., Term Loan, 4.203%, (3 mo. USD LIBOR + 4.00%), 9/30/26	424	423,478
Harsco Corporation, Term Loan, 3/5/28(8)	175	173,979
Hayward Industries, Inc., Term Loan, 3.609%, (1 mo. USD LIBOR + 3.50%), 8/5/24	614	614,573
Hillman Group, Inc. (The):
Term Loan, 2/23/28(8)	30	29,434
Term Loan, 2/23/28(8)	145	144,964
Ingersoll-Rand Services Company, Term Loan, 1.859%, (1 mo. USD LIBOR + 1.75%), 3/1/27	520	514,553
LTI Holdings, Inc.:
Term Loan, 3.609%, (1 mo. USD LIBOR + 3.50%), 9/6/25	171	168,359
Term Loan, 4.859%, (1 mo. USD LIBOR + 4.75%), 7/24/26	74	73,321
Rexnord, LLC, Term Loan, 1.859%, (1 mo. USD LIBOR + 1.75%), 8/21/24	1,173	1,173,548
Robertshaw US Holding Corp., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), 2/28/25	388	365,205
Thermon Industries, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 10/30/24	74	74,436
Titan Acquisition Limited, Term Loan, 3.267%, (6 mo. USD LIBOR + 3.00%), 3/28/25	1,140	1,119,089
Vertical Midco GmbH, Term Loan, 4.478%, (6 mo. USD LIBOR + 4.25%), 7/30/27	522	524,119

		$13,256,843

Insurance — 6.1%
Alliant Holdings Intermediate, LLC:
Term Loan, 3.359%, (1 mo. USD LIBOR + 3.25%), 5/9/25	$172	$170,111
Term Loan, 3.359%, (1 mo. USD LIBOR + 3.25%), 5/9/25	870	859,722
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.75%, Floor 0.50%), 10/8/27	248	248,476
AmWINS Group, Inc., Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), 2/19/28	1,621	1,612,398
AssuredPartners Capital, Inc., Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 2/12/27	198	198,763
AssuredPartners, Inc., Term Loan, 3.609%, (1 mo. USD LIBOR + 3.50%), 2/12/27	568	562,223
Asurion, LLC:
Term Loan, 3.359%, (1 mo. USD LIBOR + 3.25%), 12/23/26	1,077	1,071,689
Term Loan, 3.359%, (1 mo. USD LIBOR + 3.25%), 7/31/27	750	745,391
Term Loan - Second Lien, 5.359%, (1 mo. USD LIBOR + 5.25%), 1/31/28	920	938,170
FrontDoor, Inc., Term Loan, 2.625%, (1 mo. USD LIBOR + 2.50%), 8/16/25	144	143,747
Hub International Limited:
Term Loan, 3.215%, (3 mo. USD LIBOR + 3.00%), 4/25/25	1,872	1,847,909

Borrower Description	Principal Amount (000’s omitted)	Value
Term Loan, 4.00%, (6 mo. USD LIBOR + 3.25%, Floor 0.75%), 4/25/25	$691	$692,098
NFP Corp., Term Loan, 3.359%, (1 mo. USD LIBOR + 3.25%), 2/15/27	1,374	1,354,785
Ryan Specialty Group, LLC, Term Loan, 3.75%, (1 mo. USD LIBOR + 3.00%, Floor 0.75%), 9/1/27	721	722,578
Sedgwick Claims Management Services, Inc., Term Loan, 3.359%, (1 mo. USD LIBOR + 3.25%), 12/31/25	464	458,327
USI, Inc.:
Term Loan, 3.203%, (3 mo. USD LIBOR + 3.00%), 5/16/24	1,255	1,241,619
Term Loan, 3.453%, (3 mo. USD LIBOR + 3.25%), 12/2/26	543	538,472

		$13,406,478

Leisure Goods/Activities/Movies — 4.0%
AMC Entertainment Holdings, Inc., Term Loan, 3.195%, (3 mo. USD LIBOR + 3.00%), 4/22/26	$711	$616,930
Bombardier Recreational Products, Inc., Term Loan, 2.109%, (1 mo. USD LIBOR + 2.00%), 5/24/27	199	197,152
Carnival Corporation, Term Loan, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), 6/30/25	546	564,981
ClubCorp Holdings, Inc., Term Loan, 2.953%, (3 mo. USD LIBOR + 2.75%), 9/18/24	651	613,921
Crown Finance US, Inc.:
Term Loan, 3.50%, (6 mo. USD LIBOR + 2.50%, Floor 1.00%), 2/28/25	605	517,926
Term Loan, 3.75%, (6 mo. USD LIBOR + 2.75%, Floor 1.00%), 9/30/26	568	482,668
Term Loan, 15.45%, (3 mo. USD LIBOR + 15.25%), 7.20% cash, 8.25% PIK, 5/23/24	158	201,094
Delta 2 (LUX) S.a.r.l., Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 2/1/24	1,175	1,164,963
Live Nation Entertainment, Inc., Term Loan, 1.875%, (1 mo. USD LIBOR + 1.75%), 10/17/26	2,664	2,599,237
Match Group, Inc., Term Loan, 1.948%, (3 mo. USD LIBOR + 1.75%), 2/13/27	275	273,224
Playtika Holding Corp., Term Loan, 2.859%, (1 mo. USD LIBOR + 2.75%), 3/13/28	838	834,602
Steinway Musical Instruments, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 2/14/25	116	114,675
Travel Leaders Group, LLC, Term Loan, 4.109%, (1 mo. USD LIBOR + 4.00%), 1/25/24	365	343,338
UFC Holdings, LLC, Term Loan, 3.75%, (6 mo. USD LIBOR + 3.00%, Floor 0.75%), 4/29/26	172	171,494

		$8,696,205

Lodging and Casinos — 5.1%
Boyd Gaming Corporation, Term Loan, 2.331%, (1 week USD LIBOR + 2.25%), 9/15/23	$1,821	$1,819,128
CityCenter Holdings, LLC, Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), 4/18/24	1,184	1,170,437
Four Seasons Hotels Limited, Term Loan, 2.109%, (1 mo. USD LIBOR + 2.00%), 11/30/23	2,887	2,882,651
Golden Nugget, Inc., Term Loan, 3.25%, (2 mo. USD LIBOR + 2.50%, Floor 0.75%), 10/4/23	2,962	2,922,328
GVC Holdings (Gibraltar) Limited, Term Loan, 3.00%, (6 mo. USD LIBOR + 2.00%, Floor 1.00%), 3/29/24	907	907,148
Playa Resorts Holding B.V., Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 4/29/24	459	441,372
Stars Group Holdings B.V. (The), Term Loan, 3.703%, (3 mo. USD LIBOR + 3.50%), 7/10/25	668	670,083
Wyndham Hotels & Resorts, Inc., Term Loan, 1.859%, (1 mo. USD LIBOR + 1.75%), 5/30/25	488	483,120

		$11,296,267

Borrower Description	Principal Amount (000’s omitted)	Value
Nonferrous Metals/Minerals — 0.1%
American Consolidated Natural Resources, Inc., Term Loan, 17.00%, (3 mo. USD LIBOR + 16.00%, Floor 1.00%), 14.00% cash, 3.00% PIK, 9/16/25	$193	$190,112
Oxbow Carbon, LLC, Term Loan, 5.00%, (1 mo. USD LIBOR + 4.25%, Floor 0.75%), 10/13/25	122	122,561

		$312,673

Oil and Gas — 3.2%
Apergy Corporation, Term Loan, 2.625%, (1 mo. USD LIBOR + 2.50%), 5/9/25	$51	$50,476
Blackstone CQP Holdco L.P., Term Loan, 3.687%, (3 mo. USD LIBOR + 3.50%), 9/30/24	1,893	1,890,634
Buckeye Partners L.P., Term Loan, 2.359%, (1 mo. USD LIBOR + 2.25%), 11/1/26	1,040	1,035,261
Centurion Pipeline Company, LLC:
Term Loan, 3.359%, (1 mo. USD LIBOR + 3.25%), 9/29/25	98	97,506
Term Loan, 4.109%, (1 mo. USD LIBOR + 4.00%), 9/28/25	100	99,251
CITGO Holding, Inc., Term Loan, 8.00%, (6 mo. USD LIBOR + 7.00%, Floor 1.00%), 8/1/23	99	95,052
CITGO Petroleum Corporation, Term Loan, 7.25%, (6 mo. USD LIBOR + 6.25%, Floor 1.00%), 3/28/24	871	875,133
Delek US Holdings, Inc.:
Term Loan, 2.359%, (1 mo. USD LIBOR + 2.25%), 3/31/25	73	71,568
Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), 3/31/25	223	224,769
Fieldwood Energy, LLC:
DIP Loan, 3.675%, (1 mo. USD LIBOR + 8.75%, Floor 1.00%), 8/4/21(9)	222	229,355
Term Loan, 0.00%, 4/11/22(10)	1,500	588,750
Lealand Finance Company B.V.:
Term Loan, 3.109%, (1 mo. USD LIBOR + 3.00%), 6/30/24	9	7,635
Term Loan, 4.109%, (1 mo. USD LIBOR + 4.00%), 1.109% cash, 3.00% PIK, 6/30/25	81	48,226
Prairie ECI Acquiror L.P., Term Loan, 4.859%, (1 mo. USD LIBOR + 4.75%), 3/11/26	1,018	989,671
PSC Industrial Holdings Corp., Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 10/11/24	290	284,203
UGI Energy Services, LLC, Term Loan, 3.859%, (1 mo. USD LIBOR + 3.75%), 8/13/26	393	393,860

		$6,981,350

Publishing — 1.6%
Alchemy Copyrights, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 3/10/28	$199	$199,996
Ascend Learning, LLC:
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), 7/12/24	1,255	1,253,063
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 7/12/24	149	149,561
Getty Images, Inc., Term Loan, 4.625%, (1 mo. USD LIBOR + 4.50%), 2/19/26	702	697,208
Nielsen Finance, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 6/4/25	254	255,787
ProQuest, LLC, Term Loan, 3.359%, (1 mo. USD LIBOR + 3.25%), 10/23/26	1,049	1,043,871

		$3,599,486

Radio and Television — 3.6%
Cumulus Media New Holdings, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 3/31/26	$178	$176,484
Diamond Sports Group, LLC, Term Loan, 3.36%, (1 mo. USD LIBOR + 3.25%), 8/24/26	1,650	1,169,349
Entercom Media Corp., Term Loan, 2.609%, (1 mo. USD LIBOR + 2.50%), 11/18/24	661	648,726
Entravision Communications Corporation, Term Loan, 2.859%, (1 mo. USD LIBOR + 2.75%), 11/29/24	304	301,216
Gray Television, Inc., Term Loan, 2.615%, (1 mo. USD LIBOR + 2.50%), 1/2/26	234	232,301

Borrower Description	Principal Amount (000’s omitted)	Value
Hubbard Radio, LLC, Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), 3/28/25	$1,085	$1,079,127
iHeartCommunications, Inc.:
Term Loan, 3.109%, (1 mo. USD LIBOR + 3.00%), 5/1/26	864	855,345
Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 5/1/26	174	171,733
Nexstar Broadcasting, Inc.:
Term Loan, 2.36%, (1 mo. USD LIBOR + 2.25%), 1/17/24	471	468,426
Term Loan, 2.615%, (1 mo. USD LIBOR + 2.50%), 9/18/26	173	171,502
Sinclair Television Group, Inc., Term Loan, 2.61%, (1 mo. USD LIBOR + 2.50%), 9/30/26	246	243,480
Terrier Media Buyer, Inc., Term Loan, 3.609%, (1 mo. USD LIBOR + 3.50%), 12/17/26	691	686,029
Univision Communications, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 3/15/24	1,661	1,651,908

		$7,855,626

Retailers (Except Food and Drug) — 2.3%
Apro, LLC, Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), 11/14/26	$1,284	$1,285,268
Ascena Retail Group, Inc., Term Loan, 0.00%, 8/21/22(10)	557	89,544
BJ’s Wholesale Club, Inc., Term Loan, 2.106%, (1 mo. USD LIBOR + 2.00%), 2/3/24	575	575,588
CNT Holdings I Corp., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 11/8/27	300	299,625
Great Outdoors Group, LLC, Term Loan, 5.00%, (6 mo. USD LIBOR + 4.25%, Floor 0.75%), 3/6/28	1,047	1,049,121
Harbor Freight Tools USA, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 10/19/27	599	598,837
Hoya Midco, LLC, Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), 6/30/24	722	710,040
PetSmart, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/12/28	550	549,770

		$5,157,793

Steel — 1.9%
Atkore International, Inc., Term Loan, 3.75%, (3 mo. USD LIBOR + 2.75%, Floor 1.00%), 12/22/23	$1,796	$1,801,548
GrafTech Finance, Inc., Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 2/12/25	415	415,943
Phoenix Services International, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 3/1/25	340	337,166
TMS International Corp., Term Loan, 3.75%, (USD LIBOR + 2.75%, Floor 1.00%), 8/14/24(7)	100	99,376
Zekelman Industries, Inc., Term Loan, 2.11%, (1 mo. USD LIBOR + 2.00%), 1/24/27	1,505	1,488,086

		$4,142,119

Surface Transport — 0.4%
Kenan Advantage Group, Inc., Term Loan, 3/24/26(8)	$950	$947,329

		$947,329

Telecommunications — 4.6%
CenturyLink, Inc., Term Loan, 2.359%, (1 mo. USD LIBOR + 2.25%), 3/15/27	$2,740	$2,712,268
Colorado Buyer, Inc., Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), 5/1/24	722	694,160
Global Eagle Entertainment, Inc.:
Term Loan, 11.25%, (3 mo. USD LIBOR + 10.00%, Floor 1.25%), 3/24/25	114	111,543
Term Loan - Second Lien, 9.25%, (3 mo. USD LIBOR + 8.25%, Floor 1.00%), 3/23/26	220	206,448
Intelsat Jackson Holdings S.A.:
DIP Loan, 6.50%, (3 mo. USD LIBOR + 5.50%, Floor 1.00%), 7/13/22	267	271,052
Term Loan, 8.00%, (USD Prime + 4.75%), 11/27/23	900	916,688

Borrower Description	Principal Amount (000’s omitted)	Value
Onvoy, LLC, Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 2/10/24	$770	$770,165
Plantronics, Inc., Term Loan, 2.615%, (1 mo. USD LIBOR + 2.50%), 7/2/25	459	453,895
Syniverse Holdings, Inc., Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 3/9/23	364	359,625
Zayo Group Holdings, Inc., Term Loan, 3.109%, (1 mo. USD LIBOR + 3.00%), 3/9/27	919	912,328
Ziggo Financing Partnership, Term Loan, 2.606%, (1 mo. USD LIBOR + 2.50%), 4/30/28	2,650	2,626,630

		$10,034,802

Utilities — 1.7%
Brookfield WEC Holdings, Inc., Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 8/1/25	$1,272	$1,262,597
Calpine Corporation, Term Loan, 2.61%, (1 mo. USD LIBOR + 2.50%), 12/16/27	1,272	1,266,646
USIC Holdings, Inc., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), 12/8/23	1,107	1,104,456

		$3,633,699

Total Senior Floating-Rate Loans (identified cost $310,468,093)		$307,854,499

Warrants — 0.0%(1)

Security	Shares	Value
Health Care — 0.0%(1)
THAIHOT Investment Company US Limited, Exp. 10/13/27(2)(3)(4)	7	$3,530
THAIHOT Investment Company US Limited, Exp. 10/13/27 (Contingent Warrants)(2)(3)(4)	375	0

Total Warrants (identified cost $0)		$3,530

Short-Term Investments — 4.0%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(11)	8,887,131	$8,887,131

Total Short-Term Investments (identified cost $8,887,131)		$8,887,131

Total Investments — 152.7% (identified cost $337,219,575)		$335,326,713

Less Unfunded Loan Commitments — (0.3)%		$(612,711)

Net Investments — 152.4% (identified cost $336,606,864)		$334,714,002

Notes Payable — (35.1)%		$(77,000,000)

Description	Value
Variable Rate Term Preferred Shares, at Liquidation Value — (14.6)%	$(32,000,000)

Other Assets, Less Liabilities — (2.7)%	$(6,153,893)

Net Assets Applicable to Common Shares — 100.0%	$219,560,109

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

(1)	Amount is less than 0.05%.

(2)	Non-income producing security.

(3)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(5)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2021, the aggregate value of these securities is $4,672,348 or 2.1% of the Trust’s net assets applicable to common shares.

(6)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

(7)

The stated interest rate represents the weighted average interest rate at March 31, 2021 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(8)	This Senior Loan will settle after March 31, 2021, at which time the interest rate will be determined.

(9)

Unfunded or partially unfunded loan commitments. The Trust may enter into certain loan agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower’s discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At March 31, 2021, the total value of unfunded loan commitments is $618,392.

(10)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(11)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2021.

Abbreviations:

DIP	-	Debtor In Possession

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

Currency Abbreviations:

USD	-	United States Dollar

The Trust did not have any open derivative instruments at March 31, 2021.

At March 31, 2021, the value of the Trust’s investment in affiliated funds was $8,887,131, which represents 4.0% of the Trust’s net assets applicable to common shares. Transactions in affiliated funds by the Trust for the fiscal year to date ended March 31, 2021 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$3,044,693	$105,186,200	$(99,343,604)	$(158)	$—	$8,887,131	$6,076	8,887,131

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2021, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks	$28,359	$1,399,481	$257,992	$1,685,832
Corporate Bonds	—	16,465,277	—	16,465,277
Preferred Stocks	—	430,444	—	430,444
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	307,241,788	—	307,241,788
Warrants	—	—	3,530	3,530
Short-Term Investments	—	8,887,131	—	8,887,131
Total Investments	$28,359	$334,424,121	$261,522	$334,714,002

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended March 31, 2021 is not presented.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.